UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [X] adds new holdings entries.

Name:       John Hancock Life Insurance Company (U.S.A.)
Address:    601 Congress Street
            Boston, MA 02110-2805

Form 13F File Number: 028-03983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Maureen Milet
Title:      Vice President & Chief Compliance Officer-Investments
Phone:      (617) 572-0203

            Maureen Milet                 Boston, MA           February 25, 2013
            -------------                 ----------           -----------------
            [Signature]                   [City, State]        [Date]

NOTE: The original filing was made under the name John Hancock Life Insurance Company.

Report Type (check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
      Form 13F File Number      Name
      028-03222                 John Hancock Advisors, Inc.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                            1

Form 13F Information Table Entry Total:                                      15

Form 13F Information Table Value Total:                   US $57,553 (thousands)


List of Other Included Managers:

No.           Form 13F File Number         Name
1             028-11519                    Manulife Financial Corporation

                                                                        Shares
                                                   CUSIP      Value     or Prn   SH/ Put/ Investment  Other     VOTING AUTHORITY
Name of Issuer                     Title of Class  Number     (x$1000)  Amount   PRN Call Discretion  Manager SOLE     SHARED  NONE
AMR CORP                           COM             001765106   1,921     63,160  SH       DEFINED     1        63,160       0  0
AMPEX                              COM             032092306     181      9,320  SH       DEFINED     1         9,320       0  0
CISCO                              COM             17275R102     533     20,873  SH       DEFINED     1             0  20,873  0
ENERPLUS RESOURCES                 COM             29274D604  12,852    304,552  SH       DEFINED     1       304,552       0  0
HAWAIIAN HOLDINGS                  COM             419879101   1,679    534,689  SH       DEFINED     1       534,689       0  0
LILY ELI & CO                      COM             532457108      75      1,404  SH       DEFINED     1         1,404       0  0
NAVISTAR INTL CORP                 COM             63934E108   1,440     31,997  SH       DEFINED     1        31,997       0  0
PORTLAND GEN ELEC CO               COM             736508847   4,014    137,662  SH       DEFINED     1       137,662       0  0
RANGE RESOURCES                    COM             541509303   8,301    248,689  SH       DEFINED     1       248,689       0  0
SAVVIS INC                         COM             805423308     282      5,900  SH       DEFINED     1             0   5,900  0
UAL CORP                           COM             902549807  24,131    632,532  SH       DEFINED     1       632,532       0  0
U S AIRWAYS GROUP INC              COM             90341W108   1,476     32,447  SH       DEFINED     1        32,447       0  0
VELOCITY EXPRESS CORP              COM             92257T608     114    104,393  SH       DEFINED     1       104,393       0  0
PETROLEUM GEO SVCS ASA             SPONSORED ADR   716599105     498     19,131  SH       DEFINED     1        19,131       0  0
TIME WARNER CABLE INC              CL A            88732J108      55      1,471  SH       DEFINED     1         1,471       0  0